Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock options activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2025	472,392	$19.01	3.65	$—
Granted	97,500	2.02
Exercised	—	—
Expired/Forfeited	(45,898)	24.22
Outstanding at September 30, 2025, and expected to vest	523,994	$15.39	3.12	$—
Exercisable at September 30, 2025	83,994	$20.44	3.32	$—

A summary of the Company’s stock option activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2024	514,854	$20.27	4.26	$—
Granted	10,000	8.50
Exercised	—	—
Expired/Forfeited	(52,462)	29.35
Outstanding at December 31, 2024, and expected to vest	472,392	$19.01	3.65	$—
Exercisable at December 31, 2024	97,392	$27.22	1.26	$—

Summary of Stock Option Activity for Non-Vested Options

A summary of the Company’s non-vested stock options activity for the current nine months is as follows:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2025	375,000	$0.24
Granted	97,500	0.39
Vested	(32,500)	3.09
Forfeited or Canceled	—	—
Balance at September 30, 2025	440,000	$0.06

The following table summarizes the Company’s stock option activity for non-vested options for the Current Year:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2024	375,000	$0.37
Granted	10,000	4.72
Vested	(10,000)	9.02
Forfeited or Canceled	—	—
Balance at December 31, 2024	375,000	$0.24

Summary of Restricted Stock Activity

A summary of the Company’s restricted stock activity for the current nine months is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2025	35,333	$34.80
Granted	113,901	2.09
Vested	(92,401)	1.96
Expired/Forfeited	—	—
Outstanding at September 30, 2025	56,833	$22.63

A summary of the Company’s restricted stock activity for the Current Year is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2024	33,333	$36.81
Granted	30,770	8.45
Vested	(28,770)	8.94
Expired/Forfeited	—	—
Outstanding at December 31, 2024	35,333	$34.80

Summary of Warrant Activity

A summary of the Company’s warrants activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2025	263,957	$9.73	8.96	$—
Issued	1,218,246	10.97
Amended	(5,748)	4.38
Exercised	—	—
Expired/Forfeited	—	—
Outstanding at September 30, 2025	1,476,455	$10.43	6.75	$—
Exercisable at September 30, 2025	1,295,673	$10.66	6.80	$—

A summary of the Company’s warrant activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2024	111,606	$16.71	8.46	$—
Issued	163,957	6.52
Exercised	—	—
Expired/Forfeited	(11,606)	31.46
Outstanding at December 31, 2024	263,957	$9.73	8.96	$—
Exercisable at December 31, 2024	163,957	$6.52	9.31	$—